Supplement to the
Fidelity® Series Small Cap Opportunities Fund
Class F
September 29, 2016
Prospectus

The following information replaces similar information found in the "Fund Summary" section under the heading "Principal Investment Strategies".

  Allocating the fund's assets across different market sectors (at present, consumer discretionary, consumer staples, energy, financials, health care, industrials, information technology, materials, real estate, telecom services, and utilities), using different Fidelity managers.

The following information replaces similar information found in the "Fund Basics" section under the heading "Principal Investment Strategies".

The Adviser allocates the fund's assets across different market sectors, using different Fidelity managers to handle investments within each sector. At present, these sectors include consumer discretionary, consumer staples, energy, financials, health care, industrials, information technology, materials, real estate, telecom services, and utilities.

SMO-F-17-01 1.904319.109	March 10, 2017

Supplement to the
Fidelity® Series Small Cap Opportunities Fund
September 29, 2016
Prospectus

The following information replaces similar information found in the "Fund Summary" section under the heading "Principal Investment Strategies".

  Allocating the fund's assets across different market sectors (at present, consumer discretionary, consumer staples, energy, financials, health care, industrials, information technology, materials, real estate, telecom services, and utilities), using different Fidelity managers.

The following information replaces similar information found in the "Fund Basics" section under the heading "Principal Investment Strategies".

The Adviser allocates the fund's assets across different market sectors, using different Fidelity managers to handle investments within each sector. At present, these sectors include consumer discretionary, consumer staples, energy, financials, health care, industrials, information technology, materials, real estate, telecom services, and utilities.

SMO-17-01 1.843345.117	March 10, 2017